Long-term Debt - Interest Rates (Details)	12 Months Ended
Dec. 31, 2011
Bank of America Corporation [Member] | Fixed Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	4.81%
Weighted Average Rate of Debt Minimum	1.42%
Weighted Average Rate of Debt Maximum	7.85%
Bank of America Corporation [Member] | Fixed Rate [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	5.39%
Weighted Average Rate of Debt Minimum	1.80%
Weighted Average Rate of Debt Maximum	10.20%
Bank of America Corporation [Member] | Fixed Rate [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	6.93%
Weighted Average Rate of Debt Minimum	5.25%
Weighted Average Rate of Debt Maximum	11.45%
Bank of America Corporation [Member] | Floating Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	1.46%
Weighted Average Rate of Debt Minimum	0.23%
Weighted Average Rate of Debt Maximum	6.64%
Bank of America Corporation [Member] | Floating Rate [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	2.02%
Weighted Average Rate of Debt Minimum	0.12%
Weighted Average Rate of Debt Maximum	5.06%
Bank of America Corporation [Member] | Floating Rate [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	1.14%
Weighted Average Rate of Debt Minimum	0.80%
Weighted Average Rate of Debt Maximum	3.81%
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Fixed Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	5.64%
Weighted Average Rate of Debt Minimum	1.10%
Weighted Average Rate of Debt Maximum	17.61%
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Fixed Rate [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	6.04%
Weighted Average Rate of Debt Minimum	2.61%
Weighted Average Rate of Debt Maximum	8.13%
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Fixed Rate [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	6.91%
Weighted Average Rate of Debt Minimum	6.45%
Weighted Average Rate of Debt Maximum	7.38%
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Floating Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	1.77%
Weighted Average Rate of Debt Minimum	0.03%
Weighted Average Rate of Debt Maximum	5.18%
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Floating Rate [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	1.59%
Weighted Average Rate of Debt Minimum	0.98%
Weighted Average Rate of Debt Maximum	2.89%
Bank of America, N.A. and Other Subsidiaries [Member] | Fixed Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	5.06%
Weighted Average Rate of Debt Minimum	4.00%
Weighted Average Rate of Debt Maximum	7.61%
Bank of America, N.A. and Other Subsidiaries [Member] | Fixed Rate [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	5.68%
Weighted Average Rate of Debt Minimum	5.30%
Weighted Average Rate of Debt Maximum	6.10%
Bank of America, N.A. and Other Subsidiaries [Member] | Floating Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	0.28%
Weighted Average Rate of Debt Minimum	0.21%
Weighted Average Rate of Debt Maximum	0.77%
Bank of America, N.A. and Other Subsidiaries [Member] | Floating Rate [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	0.83%
Weighted Average Rate of Debt Minimum	0.37%
Weighted Average Rate of Debt Maximum	0.85%
Subsidiaries [Member] | Fixed Rate [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	6.87%
Weighted Average Rate of Debt Minimum	6.63%
Weighted Average Rate of Debt Maximum	7.13%
Subsidiaries [Member] | Floating Rate [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate of Debt	3.42%
Weighted Average Rate of Debt Minimum	0.95%
Weighted Average Rate of Debt Maximum	7.72%